Significant Accounting Policies - Additional Information (Detail) € in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Oct. 19, 2017	Jan. 01, 2017	Sep. 30, 2017 USD ($)	Dec. 31, 2018 MXN ($) $ / $ yr Age Agreement	Dec. 31, 2018 USD ($) yr Age Agreement		Dec. 31, 2018 EUR (€) yr Age Agreement	Dec. 31, 2017 MXN ($) Bs. / $		Dec. 31, 2017 EUR (€)	Dec. 31, 2016 MXN ($) Bs. / $	Dec. 31, 2016 EUR (€)	Dec. 31, 2015	Dec. 31, 2018 USD ($) $ / $		Dec. 31, 2018 EUR (€) $ / $	Jan. 30, 2018 Bs. / $	Dec. 31, 2017 EUR (€) Bs. / $	Dec. 31, 2016 USD ($) Bs. / $
Disclosure of significant accounting policies [line items]
Goodwill recognized				$ 0
Sale percentage of investment								5.20%		5.20%
Other comprehensive income to consolidated net income								$ 6,632,000,000
Other expenses amount				2,947,000,000				33,866,000,000			$ 5,909,000,000
Exchange differences on translation of foreign subsidiaries and equity accounted investees in equity				(13,174,000,000)	$ (671)	[1]		14,482,000,000			30,763,000,000
Net sale				468,894,000,000	23,881	[1]		439,239,000,000	[2]		398,622,000,000
Losses				33,079,000,000	$ 1,684	[1]		37,206,000,000	[2]		27,175,000,000
Assets				576,381,000,000				588,541,000,000			545,623,000,000			$ 29,355	[1]
Liabilities				$ 240,839,000,000				251,629,000,000			259,453,000,000			$ 12,266	[1]
Exchange rate | $ / $				19.6350										19.6350		19.6350
Cumulative inflation percentage				100.00%	100.00%		100.00%
Cumulative inflation period				Three preceding years	Three preceding years		Three preceding years
Recognized interest income on loans and receivables				$ 0				0			41,000,000
Amortization expense				$ 1,913,000,000				1,259,000,000			1,016,000,000
Automatic renewable term				10 years	10 years		10 years
Impairment recognized				$ 432,000,000				2,063,000,000
Gain or loss recognized in profit or loss				$ 0
Minimum year of service for retirement benefits | yr				10	10		10
Minimum age for retirement benefits | Age				60	60		60
Minimum wages or salary for service				12 days	12 days		12 days
Maximum wages or salary for service				15 years	15 years		15 years
Distribution costs				$ 23,421,000,000				$ 20,800,000,000			$ 20,250,000,000
Profit sharing computation ratio on income				10.00%	10.00%		10.00%
Income tax rate	8.00%			30.00%	30.00%		30.00%	30.00%		30.00%	30.00%	30.00%
Bottom of range [member] | Information technology and management system costs [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives				3 years	3 years		3 years
Bottom of range [member] | Long-term alcohol licenses [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives				12 years	12 years		12 years
Top of range [member] | Information technology and management system costs [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives				10 years	10 years		10 years
Top of range [member] | Long-term alcohol licenses [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives				15 years	15 years		15 years
Heineken [member]
Disclosure of significant accounting policies [line items]
Goodwill recognized				$ 19,850,000,000				$ 20,761,000,000								€ 881		€ 881
Sale percentage of investment			5.20%
Other comprehensive income to consolidated net income			$ 6,632
Amortization expense				6,320,000,000			€ 281	7,656,000,000		€ 357	$ 6,430,000,000	€ 308
Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Exchange rate | Bs. / $																	25,000
Amortization expense				$ 277,000,000				$ 759,000,000			$ 582,000,000
Coca-Cola FEMSA [member] | PET bottles [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives				1.5 years	1.5 years		1.5 years
Coca-Cola FEMSA [member] | Glass bottles [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives				3 years	3 years		3 years
Coca-Cola FEMSA [member] | DIPRO [member]
Disclosure of significant accounting policies [line items]
Liabilities recorded using exchange rate																			$ 629
Exchange rate | Bs. / $											10								10
Coca-Cola FEMSA [member] | DICOM [member]
Disclosure of significant accounting policies [line items]
Liabilities recorded using exchange rate																			$ 104
Exchange rate | Bs. / $								22,793			673.76							22,793	673.76
Description of identity of price index											Coca-Cola FEMSA has U.S. $104 million recorded at Divisas Complementarias ("DICOM") exchange rate at 673.76 bolivars per U.S. dollar.	Coca-Cola FEMSA has U.S. $104 million recorded at Divisas Complementarias ("DICOM") exchange rate at 673.76 bolivars per U.S. dollar.
Venezuela [member]
Disclosure of significant accounting policies [line items]
Impairment recognized				$ 2,053,000,000
Venezuela [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Other expenses amount								$ 28,177,000,000
Other expense reclassification								26,123,000,000
Exchange differences on translation of foreign subsidiaries and equity accounted investees in equity								745,000,000
Impairment charge								1,098,000,000
Distribution rights								210,000,000
Net sale								4,005,000,000
Losses								2,223,000,000
Assets								4,138,000,000
Liabilities								2,889,000,000
Number of bottler agreements | Agreement				1	1		1
Impairment recognized								$ 745,000,000
Mexico [member]
Disclosure of significant accounting policies [line items]
Income tax rate				30.00%	30.00%		30.00%	30.00%		30.00%	30.00%	30.00%
Mexico [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement				4	4		4
Brazil [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement				2	2		2
Argentina [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement				1	1		1
Colombia [member]
Disclosure of significant accounting policies [line items]
Income tax rate		9.00%		9.00%	9.00%		9.00%	8.00%		8.00%	6.00%	6.00%	5.00%
Colombia [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement				1	1		1
Guatemala [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement				3	3		3
Costa Rica [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement				1	1		1
Nicaragua [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement				1	1		1
Panama [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement				1	1		1
Uruguay [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement				1	1		1

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1